UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
               New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY,  April 28, 2011
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:     37
Form 13F Information Table Value Total:     173,328
Goldman Capital Management Inc.
Form 13F-311


							Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title of	CUSIP	(x$1000)	Prn Amt	Prn	Call			Sole	Shared	None
 				Class	 	 	 		 	Sole	Shared	None

Abaxis Inc			COM	002567105	4744	164500	SH		164500			164500
Advanced Photonix Inc-Cl A	COM	00754E107	101	50000	SH		50000			50000
American Medical Alert Corp	COM	027904101	3848	667000	SH		667000			667000
American Safety Insurance Hold	COM	G02995101	8881	414400	SH		414400			414400
Cadiz Inc New			COM	12753207	1284	105301	SH		105301			105301
Columbia Laboratories Inc	COM	197779101	20851	5530699	SH		5530699			5530699
Commtouch Software Ltd		COM	M25596202	1450	405000	SH		405000			405000
Ditech Networks Inc		COM	25500T108	993	685000	SH		685000			685000
Dot Hill Sys Corp		COM	25848T109	16170	5713909	SH		5713909			5713909
Emrise Corp			COM	29246J101	80	106500	SH		106500			106500
Gametech International Inc	COM	36466D102	29	91000	SH		91000			91000
Hackett Group Inc		COM	404609109	2150	560000	SH		560000			560000
Imageware Systems Inc.		COM	45245S108	7866	5278873	SH		5278873			5278873
Imergent Inc			COM	45247Q100	5947	888975	SH		888975			888975
Internet Capital Group Inc	COM	46059C205	1037	73000	SH		73000			73000
Lifetime Brands Inc		COM	53222Q103	10140	676000	SH		676000			676000
Lpath Inc			COM	548910108	354	300000	SH		300000			300000
Mdc Partners Inc New Cl A Subo	COM	552697104	12500	745400	SH		745400			745400
Mosys Inc			COM	619718109	12122	2016960	SH		2016960			2016960
National Patent Development Co	COM	637132101	193	128666	SH		128666			128666
Newport Digital Tech Inc	COM	651833105	103	3428714	SH		3428714			3428714
Nova Measuring Instruments Ltd	COM	M7516K103	1047	107000	SH		107000			107000
Park City Group Inc New		COM	700215304	7488	1361507	SH		1361507			1361507
Parkervision Inc		COM	701354102	204	300000	SH		300000			300000
Pfsweb Inc			COM	717098206	1647	330000	SH		330000			330000
Photomedex Inc			COM	719358103	2581	350236	SH		350236			350236
Remedent Inc			COM	75954T104	80	200000	SH		200000			200000
S1 Corp				COM	78463B101	1034	155000	SH		155000			155000
Scolr Pharma Inc		COM	78402X107	116	968200	SH		968200			968200
Star Scientific Inc Com		COM	85517P101	25736	5668832	SH		5668832			5668832
Thomas Group Inc		COM	884402108	133	97521	SH		97521			97521
Trinity Biotech Plc New ADR	COM	896438306	15520	1684666	SH		1684666			1684666
Unigene Laboratories Inc	COM	904753100	696	570182	SH		570182			570182
Universal Electronics Inc	COM	913483103	2912	98500	SH		98500			98500
Vaughan Foods Inc		COM	92241M107	120	300000	SH		300000			300000
Westmoreland Coal Corp		COM	960878106	2784	190000	SH		190000			190000
Williams Controls Inc New	COM	969465608	387	35000	SH		35000			35000


Total			173328